Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Property Plant and Equipment

Details of changes in the carrying amounts and acquisition costs, accumulated depreciation and accumulated impairment losses of property, plant and equipment are as follows:

	(Millions of Yen)
Carrying amount	Land	Buildings and structures	Machinery and vehicles	Tools, furniture and fixtures	Leased assets	Construction in progress	Total
As of March 31, 2017	654,349	815,580	1,266,968	48,413	46,783	260,106	3,092,202

Acquisitions and reclassified from construction in progress	1,831	71,336	277,566	24,810	10,401	16,255	402,200
Disposals and sales	(2,858)	(4,081)	(2,637)	(621)	(246)	(803)	(11,249)
Depreciation	—	(58,469)	(257,642)	(19,000)	(9,486)	—	(344,599)
Impairment losses	(536)	(5,955)	(8,344)	(564)	—	—	(15,401)
Effects of changes in foreign exchange rates	(421)	868	10,997	189	(627)	(10,300)	705

As of March 31, 2018	652,364	819,277	1,286,908	53,226	46,823	265,258	3,123,857

Acquisitions and reclassified from construction in progress	5,967	78,086	363,975	85,546	7,812	(72,830)	468,557
Acquisitions through business combinations	9,653	20,579	56,261	1,082	—	6,755	94,331
Disposals and sales	(5,258)	(3,660)	(6,037)	(4,570)	(131)	(129)	(19,788)
Depreciation	—	(58,817)	(272,371)	(46,659)	(9,498)	—	(387,347)
Effects of changes in foreign exchange rates	(1,224)	(190)	(25,447)	719	(38)	(6,758)	(32,941)

As of March 31, 2019	661,502	855,274	1,403,287	89,343	44,967	192,294	3,246,669

Depreciation of property, plant and equipment is mainly included in “Cost of sales” and “Selling, general and administrative expenses” in the consolidated statements of profit or loss.

	(Millions of Yen)
Acquisition costs	Land	Buildings and structures	Machinery and vehicles	Tools, furniture and fixtures	Leased assets	Construction in progress	Total
As of March 31, 2017	705,539	2,555,698	7,998,199	317,753	277,165	308,196	12,162,552
As of March 31, 2018	701,984	2,607,700	8,215,605	327,419	276,851	313,262	12,442,823
As of March 31, 2019	710,235	2,730,502	8,733,560	407,619	280,382	196,767	13,059,068

	(Millions of Yen)
Accumulated depreciation and accumulated impairment losses	Land	Buildings and structures	Machinery and vehicles	Tools, furniture and fixtures	Leased assets	Construction in progress	Total
As of March 31, 2017	51,189	1,740,118	6,731,230	269,340	230,382	48,089	9,070,350
As of March 31, 2018	49,620	1,788,422	6,928,697	274,193	230,027	48,003	9,318,966
As of March 31, 2019	48,733	1,875,228	7,330,272	318,276	235,414	4,473	9,812,398

The carrying amounts by type of leased assets are as follows:

	(Millions of Yen)
	Buildings and structures	Machinery and vehicles	Tools, furniture and fixtures	Total
As of March 31, 2017	11,895	31,994	2,893	46,783
As of March 31, 2018	10,748	32,005	4,069	46,823
As of March 31, 2019	10,024	31,701	3,241	44,967